Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Sales By Product Category [Abstract]
Percentage of Sales by Major Product Lines

The following table shows our percentage of sales by major product lines for the three months ended March 31, 2014 and 2013, respectively:

	Three Months Ended March 31,
Product Line	2014	2013
Carbon Steel Flat	26%	25%
Carbon Steel Plate	11	12
Carbon Steel Long	17	15
Stainless Steel Flat	15	16
Stainless Steel Plate	4	4
Stainless Steel Long	3	4
Aluminum Flat	14	14
Aluminum Plate	3	3
Aluminum Long	4	4
Other	3	3

Total	100%	100%

The following table shows the Company’s percentage of sales by major product line:

	Year Ended December 31,
Product Line	2013	2012	2011
	(Percentage of Sales)
Carbon Steel Flat	26%	25%	27%
Carbon Steel Plate	11	13	11
Carbon Steel Long	15	15	10
Stainless Steel Flat	16	15	18
Stainless Steel Plate	4	4	4
Stainless Steel Long	3	4	4
Aluminum Flat	15	14	15
Aluminum Plate	3	3	3
Aluminum Long	4	4	4
Other	3	3	4

Total	100%	100%	100%